Consolidated Statements of Comprehensive Loss (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Of Income And Comprehensive Income [Abstract]
Other comprehensive income, tax	$ 0	$ 0	$ 0